Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 273,968	$ 321,074	$ 325,099
Additions	28,694	45,009	50,928
Deductions	(54,912)	(59,280)	(54,896)
Translation	(4,090)	(32,835)	(57)
Balance at end of period	243,660	273,968	321,074
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	25,539	21,467	16,367
Additions	8,524	6,064	6,386
Deductions	(10,892)	(1,860)	(1,244)
Translation	(95)	(132)	(42)
Balance at end of period	23,076	25,539	21,467
Allowance for doubtful accounts | Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	24,999
Balance at end of period	22,442	24,999
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	540
Balance at end of period	634	540
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	219,920	271,651	290,620
Additions	2,375	13,107	8,382
Deductions	(26,252)	(37,718)	(27,515)
Translation	(1,617)	(27,120)	164
Balance at end of period	194,426	219,920	271,651
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	28,509	27,956	18,112
Additions	17,795	25,838	36,160
Deductions	(17,768)	(19,702)	(26,137)
Translation	(2,378)	(5,583)	(179)
Balance at end of period	26,158	28,509	27,956
Legal Reserve Accrual
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	17,441	23,995	36,160
Legal Reserve Reclassifications
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	354	1,843
Deductions	0	0	(710)
Legal Reserve Settlements
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (17,768)	$ (19,702)	$ (25,427)